Annual Operating Expenses {- Fidelity Small Cap Stock K6 Fund} - 04.30 Fidelity Small Cap Stock K6 Fund PRO-04 - Fidelity Small Cap Stock K6 Fund - Fidelity Small Cap Stock K6 Fund	Jun. 29, 2021
Operating Expenses:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%